REICH & TANG DISTRIBUTORS, INC.
600 Fifth Avenue
New York, New York 10020
(212) 830-5200





                                   May 26, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Municipal Securities Trust, Multi-State Series
                        45 (VA)
                        File No. 33-52397

Gentlemen:

            As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 1999 and became effective April 30, 1999 pursuant to Rule 485(b).

                                    Municipal Securities Trust, Multi-
                                    State Series 45 (VA)


                                    REICH & TANG DISTRIBUTORS, INC.


                                       By:/s/ Peter J. DeMarco
                                          --------------------
                                          Peter J. DeMarco
                                          Authorized Signatory


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